Shareholder Report, Holdings (Details) - C000014299	Apr. 30, 2025
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.10%)
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	31.80%
CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.90%)
CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(4.10%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(5.40%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(5.70%)
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.60%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.40%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.60%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	38.30%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%